Net Loss per Share (Tables)	12 Months Ended
Mar. 31, 2019
Net Loss per Share
Schedule of net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding

	For the years ended March 31,
	2017	2018	2019
Numerator:
Net loss attributable to Ruhnn Holding Limited—basic and diluted	55,383,671	104,005,422	73,246,238
Net loss per ordinary shareholders	0.17	0.33	0.23

Shares (Denominator):
Weighted average number of ordinary shares outstanding—basic and diluted	319,406,760	319,406,760	321,584,804
Net loss per share—basic and diluted	0.17	0.33	0.23